Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
LGL Systems Acquisition Corp [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Schedule of net loss adjusted for portion of income

	Three Months Ended June 30, 2021	Three Months Ended June 30, 2020
Net (loss) income	$(9,728,884)	$690,075
Less: (Loss) income attributable to shares subject to possible redemption (1)	0	106,101

Adjusted net (loss) income attributable to common stock not subject to redemption	$(9,728,884)	583,975

Weighted average shares outstanding of common stock, basic and diluted	7,193,758	6,639,574

Basic and diluted net (loss) income per common share	$(1.35)	$0.09

(Loss) income attributable to shares subject to possible redemption (1)	$0	$106,101
Weighted average shares outstanding and subject to possible redemption, basic and diluted	14,368,742	14,922,926

Basic and diluted net (loss) income per common share	$0.00	$0.01

(1)	– includes interest income from cash held in the trust account; net of taxes paid or payable.

	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Net (loss) income	$(4,945,383)	$2,155,396
Less: (Loss) income attributable to shares subject to possible redemption (1)	0	512,427

Adjusted net (loss) income attributable to common stock not subject to redemption	$(4,945,383)	$1,642,969

Weighted average shares outstanding of common stock, basic and diluted	7,432,762	6,691,776

Basic and diluted net (loss) income per common share	$(0.67)	$0.25

(Loss) income attributable to shares subject to possible redemption (1)	$0	$512,427
Weighted average shares outstanding and subject to possible redemption, basic and diluted	14,129,738	14,870,724

Basic and diluted net (loss) income per common share	$0.00	$0.03

	For the Year Ended December 31, 2020 (As Restated)	For the Period From April 30, 2019 (Inception) to December 31, 2019 (As Restated)
Net loss	$(8,829,688)	$(1,079,160)
Less: Income attributable to shares subject to possible redemption (1)	459,686	16,423

Net loss attributable to common stock not subject to possible redemption	$(9,289,374)	$(1,095,583)

Weighted average shares outstanding of common stock, basic and diluted	6,703,614	4,346,765

Basic and diluted net loss per share, common share	$(1.39)	$(0.25)

Income attributable to shares subject to possible redemption (1)	$459,686	$16,423
Weighted average shares outstanding and subject to possible redemption, basic and diluted	14,858,886	2,965,735

Basic and diluted net loss per share, subject to possible redemption	$0.03	$0.01